Investment Objectives and Goals - Aegis Value Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	The Fund’s Investment Objective
Objective, Primary [Text Block]	The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.